Property and Equipment, Net (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016
Property And Equipment Net Details
Furniture and equipment	$ 42,775	$ 0
Technology development	1,527,358	0
Total property and equipment	1,570,133	0
Less: accumulated depreciation and amortization	48,835	0
Property and equipment, net	$ 1,521,298	$ 0